SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2026
Initial Public Offering
Gross Proceeds		$ 60,000,000
Gross proceeds allocated to Public Rights		(874,000)
Offering costs allocated to Public Shares		(1,930,704)
Remeasurement of carrying value to redemption value		3,233,928
Ordinary shares subject to possible redemption		$ 60,429,224	$ 61,500,162